Equity	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Equity	Equity:

Share-based compensation	December 31, 2021	December 31, 2020
Option Expense	$6,093	$4,482
DSU Expense	672	314
RSU Expense	2,904	1,432
Total share-based compensation for continuing operations (per statement of loss)	$9,669	$6,228
Discontinued operations	—	9
Total share-based compensation (per statement of equity)	$9,669	$6,237
21.     Equity (cont'd):
(a)Share capital:
On February 23, 2021, the Corporation completed a bought deal offering with a syndicate of financial institutions for 14,870,000 shares of the Corporation at $37.00 per share, resulting in gross offering proceeds of $550,190,000 and net offering proceeds of $527,291,000.

Shares Transacted	14,870,000
Average Share Price	$37.00
Gross offering proceeds	$550,190
Less: Underwriting expenses	(22,186)
Less: Other financing expenses	(713)
Net offering proceeds	$527,291

During the year ended December 31, 2020, the Corporation entered into two at-the-market Equity Distribution Agreements, issuing 24,648,248 shares at an average price per share of $12.85 for gross proceeds of $316,673,000 and net proceeds of $308,826,000.
During the year ended December 31, 2020, the Corporation also completed a bought deal offering with a syndicate of underwriters of 20,909,300 shares at $19.25 per share, resulting in gross proceeds of $402,504,000 and net proceeds of $385,782,000.

December 31, 2020
Net proceeds from ATM programs	$308,826
Net proceeds from bought deal offering	385,782
Total net proceeds from equity offerings	$694,608

During March 2021, the Corporation filed a short form base Shelf Prospectus, which provides the flexibility to make offerings of securities up to an aggregate initial offering price of $1,500,000,000 during the effective period of the Prospectus, until April 2023.
At December 31, 2021, 297,700,295 ( 2020 - 282,078,177) common shares were issued and outstanding.

(b)    Share options:
The Corporation has options outstanding under a consolidated share option plan. All directors, officers and employees of the Corporation, and its subsidiaries, are eligible to participate in the share option plans although as a matter of policy, options are currently not issued to directors. Option exercise prices are denominated in either Canadian or U.S. dollars, depending on the residency of the recipient. Canadian dollar denominated options have been converted to U.S. dollars using the year-end exchange rate for presentation purposes.
All options have a term of seven years from the date of grant unless otherwise determined by the board of directors. One-third of the options vest and may be exercised, at the beginning of each of the second, third, and fourth years after granting.
21.     Equity (cont'd):
(b)    Share options (cont'd):
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2020	4,116,149	$2.92
Options granted	1,834,919	12.36
Options exercised	(1,693,466)	2.77
Options forfeited	(107,963)	6.86
Options expired	—	—
At December 31, 2020	4,149,639	7.07
Options granted	540,116	21.12
Options exercised	(549,281)	4.33
Options forfeited	(98,907)	10.09
Options expired	—	—
At December 31, 2021	4,041,567	$9.25

The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2021:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.23 - $1.50	118,517	1.1	$1.42	118,517	$1.42
$2.00 - $2.36	260,507	1.6	2.17	260,507	2.17
$2.86 - $3.16	339,976	3.6	2.93	285,894	2.90
$3.21 - $4.71	1,150,704	3.9	3.46	800,235	3.53
$10.64 - $13.46	1,275,856	5.3	11.35	340,989	11.16
$15.63 - $26.13	896,007	6.0	19.18	157,651	15.83
	4,041,567	4.6	$9.25	1,963,793	$5.44

During 2021, compensation expense of $6,093,000 (2020 – $4,482,000) was recorded in net loss based on the grant date fair value of the awards recognized over the vesting period.
During 2021, 549,281 options were exercised for an equal amount of common shares for proceeds of $2,415,000. During 2020, 1,693,466 options were exercised for an equal amount of common shares for proceeds of $4,438,000.
During 2021, options to purchase 540,116 common shares were granted with a weighted average fair value of $10.76 (2020 – 1,834,919 options and $5.49 fair value). The granted options vest annually over three years.
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2021	2020
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	67%	61%
Risk-free interest rate	1%	1%
21.     Equity (cont'd):
(b)    Share options (cont'd):
As at December 31, 2021, options to purchase 4,041,567 common shares were outstanding (2020 – 4,149,639).
(c)    Share distribution plan:
The Corporation has a consolidated share distribution plan that permits the issuance of common shares for no cash consideration to employees of the Corporation to recognize their past contribution and to encourage future contribution to the Corporation. At December 31, 2021, there were 19,540,514 (2020 – 17,877,028) shares available to be issued under this plan.
During 2020 and 2021, no shares were issued under this plan and therefore no compensation expense was recorded against profit or loss.
(d)    Deferred share units:
Deferred share units (“DSUs”) are granted to the board of directors and executives. Eligible directors must elect to receive at least half of their annual retainers and executives may elect to receive all or part of their annual bonuses in DSUs. Each DSU is redeemable for one common share in the capital of the Corporation after the director or executive ceases to provide services to the Corporation. Shares will be issued from the Corporation’s share distribution plan.

Balance	DSUs for common shares
At January 1, 2020	811,378
DSUs granted	23,809
DSUs exercised	(15,156)
At December 31, 2020	820,031
DSUs granted	35,953
DSUs exercised	(99,761)
At December 31, 2021	756,223

During 2021, compensation expense of $672,000 (2020 - $314,000) was recorded in net loss relating to 35,953 DSUs (2020 - 23,809) granted during the year.
During 2021, 99,761 DSUs (2020 – 15,156) were exercised, net of applicable taxes, which resulted in the issuance of 46,388 common shares (2020 – 7,608), resulting in an impact on equity of $1,290,000 (2020 - $64,000).
As at December 31, 2021, 756,223 deferred share units were outstanding (2020 – 820,031).
(e)    Restricted share units:
Restricted share units (“RSUs”) are granted to employees and executives. Each RSU is convertible into one common share. The RSUs vest after a specified number of years from the date of issuance, and under certain circumstances, are contingent on achieving specified performance criteria. A performance factor adjustment is made if there is an over-achievement (or under-achievement) of specified performance criteria, resulting in additional (or fewer) RSUs being converted.
The Corporation has two plans under which RSUs may be granted, the consolidated share distribution plan and the market purchase RSU plan. Awards under the consolidated share distribution plan are satisfied by the issuance of treasury shares on maturity.
21.     Equity (cont'd):
(e)    Restricted share units (cont'd):

Balance	RSUs for common shares
At January 1, 2020	1,305,265
RSUs granted	334,758
RSU performance factor adjustment	98,867
RSUs exercised	(593,025)
RSUs forfeited	(15,919)
At December 31, 2020	1,129,946
RSUs granted	195,838
RSU performance factor adjustment	(12,128)
RSUs exercised	(325,863)
RSUs forfeited	(21,573)
At December 31, 2021	966,220

During 2021, compensation expense of $2,904,000 (2020 - $1,432,000) was recorded in net loss.
During 2021, 195,838 RSUs were issued (2020 – 334,758). The fair value of RSU grants is measured based on the stock price of the shares underlying the RSU on the date of grant.
During 2021, 325,863 RSUs (2020 – 593,025) were exercised, net of applicable taxes, which resulted in the issuance of 156,449 common shares (2020 – 305,229), resulting in an impact on equity of $4,357,000 (2020 - $3,023,000).
As at December 31, 2021, 966,220 RSUs were outstanding (2020 – 1,129,946).